Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Schedule of Deferred Financing Activity
The following table presents deferred financing cost activity for the six months ended June 30, 2017 (in thousands):

	Unamortized Deferred Financing Costs
	Balance December 31, 2016	Additions	Rolled Over	Early Extinguishment	Amortized	Balance June 30, 2017
Revolving Credit Facility	$4,420	$—	$—	$—	$(1,013)	$3,407
2019 Notes	11,693	—	(1,476)	(3,259)	(1,310)	5,648
2020 Notes	15,053	—	—	—	(1,923)	13,130
2022 Private Placement Notes	903	—	—	—	(76)	827
2022 Notes	11,714	6,077	1,476	—	(1,567)	17,700
Total Deferred Financing Costs	$43,783	$6,077	$—	$(3,259)	$(5,889)	$40,712

Summary of Debt
The Company’s debt at June 30, 2017 and December 31, 2016 consisted of the following (in thousands):

	June 30, 2017
	Outstanding Principal	Unamortized Premium (Discount)	Unamortized Deferred Financing Costs (1)	Net Carrying Amount
Series C Revolving Credit Facility Due 2017	$7,200	$—	$—	$7,200
Series A, B Revolving Credit Facilities Due 2019	92,800	—	—	92,800
6.375% Senior Secured Notes due 2019	419,465	—	(5,648)	413,817
8.75% Senior Notes due 2020	930,000	5,129	(13,130)	921,999
8.875% Senior Secured Notes Due 2022	270,000	(2,764)	(827)	266,409
7.875% Senior Secured Notes Due 2022	900,000	26,700	(17,700)	909,000
Total Long-Term Debt	$2,619,465	$29,065	$(37,305)	$2,611,225

	December 31, 2016
	Outstanding Principal	Unamortized Premium (Discount)	Unamortized Deferred Financing Costs (1)	Net Carrying Amount
6.375% Senior Secured Notes due 2019	$719,465	$—	$(11,693)	$707,772
8.75% Senior Notes due 2020	930,000	5,848	(15,053)	920,795
8.875% Senior Secured Notes due 2022	270,000	(2,960)	(903)	266,137
7.875% Senior Secured Notes due 2022	600,000	3,710	(11,714)	591,996
Total Long-Term Debt	$2,519,465	$6,598	$(39,363)	$2,486,700

(1)
Unamortized deferred financing costs related to the revolving credit facilities included in deferred financing costs, net on the condensed consolidated balance sheets at June 30, 2017 and December 31, 2016 was $3.4 million and $4.4 million, respectively.